Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Operations and Comprehensive (Loss) Income - Kentucky First Federal Bancorp [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income
Interest income	$ 3	$ 4
Non-interest income
Total income	(1,317)	1,135
Non-interest expenses	510	382
Earnings before income taxes	(1,827)	753
Income tax expense (benefit)	(106)	(180)
NET INCOME (LOSS)	(1,721)	933
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes (benefits) of $30 and $(142) in 2024 and 2023, respectively	91	(427)
Comprehensive income (loss)	(1,630)	506
First Federal of Hazard [Member]
Income
Dividends		935
Equity in undistributed (excess distributed) earnings	(29)	(218)
Frankfort First [Member]
Income
Dividends		681
Equity in undistributed (excess distributed) earnings	$ (1,291)	$ (267)